SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in unconsolidated entities, net	$ 1,370,242	$ 5,063,940
Total assets	7,876,789	5,063,940	94,600
Convertible notes payable	17,918,182	5,840,000	134,393
Total liabilities	17,918,182	5,840,000	1,174,793
Notes receivable			94,600
Notes Payable			1,040,400
Assets
Investment in marketable securities	6,506,547
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in unconsolidated entities, net	1,370,242	5,063,940
Total assets	1,370,242	5,063,940	94,600
Convertible notes payable		50,000	134,393
Total liabilities		50,000	1,174,793
Notes receivable			94,600
Notes Payable			1,040,400
Assets
Investment in marketable securities
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in unconsolidated entities, net
Total assets	6,506,547
Convertible notes payable
Total liabilities
Notes receivable
Notes Payable
Assets
Investment in marketable securities	6,506,547
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in unconsolidated entities, net
Total assets
Convertible notes payable	17,918,182	5,790,000
Total liabilities	17,918,182	$ 5,790,000
Notes receivable
Notes Payable
Assets
Investment in marketable securities